Quarterly Report
March 31, 2022
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 1.0%
CACI International, Inc., “A” (a)	2,513	$757,066
Parsons Corp. (a)	2,227	86,185
Smith & Wesson Brands, Inc.	10,593	160,272
		$1,003,523
Apparel Manufacturers – 1.8%
FIGS, Inc. (a)	34,701	$746,766
Skechers USA, Inc., “A” (a)	25,233	1,028,497
		$1,775,263
Automotive – 1.3%
REV Group, Inc.	41,845	$560,723
Visteon Corp. (a)	5,973	651,833
		$1,212,556
Biotechnology – 4.1%
Adaptive Biotechnologies Corp. (a)	34,565	$479,762
Alector, Inc. (a)	33,009	470,378
AnaptysBio, Inc. (a)	14,409	356,479
Coherus BioSciences, Inc. (a)	22,969	296,530
Exelixis, Inc. (a)	3,915	88,753
iTeos Therapeutics, Inc. (a)	10,855	349,314
Meridian Bioscience, Inc. (a)	2,163	56,151
Organogenesis Holdings, Inc. (a)	61,145	465,925
Precision Biosciences, Inc. (a)	34,211	105,370
Prothena Corp. PLC (a)	2,864	104,737
Sangamo Therapeutics, Inc. (a)	25,855	150,218
Varex Imaging Corp. (a)	19,870	423,032
Vir Biotechnology, Inc. (a)	22,438	577,105
		$3,923,754
Broadcasting – 0.5%
Entravision Communications Corp., “A”	81,626	$523,223
Brokerage & Asset Managers – 1.2%
Evercore Partners, Inc.	10,024	$1,115,872
Business Services – 4.5%
BlueLinx Holdings, Inc. (a)	1,388	$99,770
Forrester Research, Inc. (a)	18,839	1,062,896
Paya, Inc. (a)	18,915	110,842
Sterling Check Corp. (a)	19,695	520,539
TaskUs, Inc., “A” (a)	35,261	1,356,138
Thoughtworks Holding, Inc. (a)	4,291	89,296
World Fuel Services Corp.	16,256	439,562
Yext, Inc. (a)	93,428	643,719
		$4,322,762
Chemicals – 1.9%
Element Solutions, Inc.	56,024	$1,226,926
Olin Corp.	11,044	577,380
		$1,804,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 3.8%
Altair Engineering, Inc., “A” (a)	957	$61,631
Domo, Inc., “B” (a)	1,716	86,778
Eventbrite, Inc. (a)	70,482	1,041,019
Pagerduty, Inc. (a)	26,456	904,531
Paylocity Holding Corp. (a)	4,427	910,944
Ribbon Communications, Inc. (a)	9,653	29,828
Sprout Social, Inc. (a)	6,800	544,816
Veritone, Inc. (a)	3,127	57,161
		$3,636,708
Computer Software - Systems – 4.4%
A10 Networks, Inc.	6,995	$97,580
Box, Inc., “A” (a)	61,575	1,789,369
Extreme Networks, Inc. (a)	35,322	431,282
Rapid7, Inc. (a)	4,148	461,424
Rimini Street, Inc. (a)	59,020	342,316
Verint Systems, Inc. (a)	21,981	1,136,418
		$4,258,389
Construction – 2.1%
Builders FirstSource, Inc. (a)	13,549	$874,453
GMS, Inc. (a)	23,846	1,186,815
		$2,061,268
Consumer Products – 1.6%
Nu Skin Enterprises, Inc., “A”	5,584	$267,362
Prestige Consumer Healthcare, Inc. (a)	24,394	1,291,418
		$1,558,780
Consumer Services – 1.6%
F45 Training Holdings, Inc. (a)	12,387	$132,541
Grand Canyon Education, Inc. (a)	10,505	1,020,141
Medifast, Inc.	356	60,798
TravelCenters of America LLC (a)	7,664	329,245
		$1,542,725
Electrical Equipment – 1.4%
Advanced Drainage Systems, Inc.	1,845	$219,204
TriMas Corp.	25,040	803,534
Vertiv Holdings Co.	21,309	298,326
		$1,321,064
Electronics – 5.1%
Advanced Energy Industries, Inc.	11,136	$958,587
Alpha and Omega Semiconductor Ltd. (a)	10,247	559,998
Amkor Technology, Inc.	29,540	641,609
Jabil Circuit, Inc.	9,742	601,374
Plexus Corp. (a)	10,624	869,149
Sanmina Corp. (a)	9,331	377,159
Silicon Laboratories, Inc. (a)	6,253	939,201
		$4,947,077
Energy - Independent – 2.9%
CONSOL Energy, Inc. (a)	12,289	$462,435
Magnolia Oil & Gas Corp., “A”	61,125	1,445,606
Peabody Energy Corp. (a)	36,138	886,465
		$2,794,506

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.1%
National Gas Fuel Co.	704	$48,365
Engineering - Construction – 3.0%
APi Group, Inc. (a)	52,085	$1,095,347
Comfort Systems USA, Inc.	17,861	1,589,808
Dycom Industries, Inc. (a)	2,356	224,433
		$2,909,588
Food & Beverages – 1.7%
Hostess Brands, Inc. (a)	73,931	$1,622,046
Food & Drug Stores – 0.2%
United Natural Foods, Inc. (a)	5,011	$207,205
Forest & Paper Products – 0.3%
Boise Cascade Corp.	4,076	$283,160
Gaming & Lodging – 1.3%
International Game Technology PLC	51,105	$1,261,271
General Merchandise – 0.4%
Dillards, Inc., “A”	1,494	$400,975
Insurance – 3.3%
Brighthouse Financial, Inc. (a)	9,958	$514,430
CNO Financial Group, Inc.	44,114	1,106,820
Reinsurance Group of America, Inc.	11,505	1,259,338
Universal Insurance Holdings, Inc.	3,882	52,368
Voya Financial, Inc.	3,783	251,002
		$3,183,958
Internet – 0.3%
Cars.com, Inc. (a)	20,880	$301,298
Leisure & Toys – 3.0%
Brunswick Corp.	12,838	$1,038,466
Funko, Inc., “A” (a)	56,299	971,158
Malibu Boats, Inc., “A” (a)	11,622	674,192
Polaris, Inc.	1,937	204,005
		$2,887,821
Machinery & Tools – 2.7%
ITT, Inc.	2,922	$219,764
Kennametal, Inc.	15,039	430,266
Manitowoc Co., Inc. (a)	18,944	285,675
Regal Rexnord Corp.	9,113	1,355,832
Titan International, Inc. (a)	4,731	69,688
Titan Machinery, Inc. (a)	9,809	277,202
		$2,638,427
Major Banks – 0.1%
First Financial Corp.	2,218	$95,995
Medical & Health Technology & Services – 3.5%
Amedisys, Inc. (a)	2,754	$474,487
Community Health Systems, Inc. (a)	33,660	399,544
Cross Country Healthcare, Inc. (a)	23,808	515,919
HealthEquity, Inc. (a)	13,937	939,911

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Inotiv, Inc. (a)	1,414	$37,019
LifeStance Health Group, Inc. (a)	13,149	132,936
Syneos Health, Inc. (a)	11,052	894,660
		$3,394,476
Medical Equipment – 4.9%
Accuray, Inc. (a)	44,068	$145,865
AngioDynamics, Inc. (a)	17,007	366,331
Avanos Medical, Inc. (a)	12,901	432,183
Bioventus, Inc., “A” (a)	24,547	346,113
Envista Holdings Corp. (a)	24,437	1,190,326
Inogen, Inc. (a)	1,825	59,167
Integer Holdings Corp. (a)	5,707	459,813
Maravai Lifesciences Holdings, Inc., “A” (a)	29,879	1,053,832
Orthofix Medical, Inc. (a)	4,279	139,923
Quidel Corp. (a)	3,677	413,515
Zynex, Inc. (l)	23,294	145,122
		$4,752,190
Metals & Mining – 1.5%
Ryerson Holding Corp.	22,819	$799,121
TimkenSteel Corp. (a)	19,208	420,271
United States Steel Corp.	6,616	249,688
		$1,469,080
Natural Gas - Pipeline – 1.2%
Equitrans Midstream Corp.	139,920	$1,180,925
Oil Services – 2.0%
Cactus, Inc., “A”	19,245	$1,091,961
ChampionX Corp.	35,542	870,068
		$1,962,029
Other Banks & Diversified Financials – 10.1%
Bank OZK	27,135	$1,158,665
Cathay General Bancorp, Inc.	30,488	1,364,338
Curo Group Holdings Corp.	3,377	44,070
First BanCorp.	46,274	607,115
First Interstate BancSystem, Inc.	28,787	1,058,498
SLM Corp.	71,904	1,320,157
UMB Financial Corp.	15,115	1,468,573
Umpqua Holdings Corp.	63,432	1,196,328
United Community Bank, Inc.	11,388	396,302
Wintrust Financial Corp.	12,608	1,171,661
		$9,785,707
Pharmaceuticals – 2.9%
Amneal Pharmaceuticals, Inc. (a)	16,885	$70,410
Atea Pharmaceuticals, Inc. (a)	10,846	78,308
Clovis Oncology, Inc. (a)	26,779	54,094
Collegium Pharmaceutical, Inc. (a)	20,532	418,032
Emergent BioSolutions, Inc. (a)	5,871	241,063
Endo International PLC (a)	46,733	107,953
Intercept Pharmaceuticals, Inc. (a)	33,107	538,651
Macrogenics, Inc. (a)	20,469	180,332
Phibro Animal Health Corp., “A”	11,034	220,128
United Therapeutics Corp. (a)	3,007	539,486
Vanda Pharmaceuticals, Inc. (a)	31,987	361,773
		$2,810,230

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.4%
Gannett Co., Inc. (a)	81,276	$366,555
Real Estate – 8.8%
Broadstone Net Lease, Inc., REIT	18,329	$399,206
Empire State Realty Trust, REIT, “A”	57,629	565,917
EPR Properties, REIT	24,744	1,353,744
Industrial Logistics Properties Trust, REIT	10,549	239,146
Innovative Industrial Properties, Inc., REIT	4,866	999,476
National Storage Affiliates Trust, REIT	26,562	1,667,031
Spirit Realty Capital, Inc., REIT	25,729	1,184,049
STAG Industrial, Inc., REIT	35,883	1,483,762
Uniti Group, Inc., REIT	41,965	577,438
		$8,469,769
Restaurants – 0.6%
Texas Roadhouse, Inc.	7,188	$601,851
Specialty Chemicals – 3.2%
Chemours Co.	46,272	$1,456,642
Univar Solutions, Inc. (a)	50,878	1,635,219
		$3,091,861
Specialty Stores – 2.2%
Lovesac Co. (a)	1,025	$55,411
Overstock.com, Inc. (a)	2,513	110,585
Petco Health & Wellness Co., Inc. (a)	14,652	286,740
Signet Jewelers Ltd.	7,485	544,159
Urban Outfitters, Inc. (a)	32,193	808,366
Zumiez, Inc. (a)	7,494	286,346
		$2,091,607
Telephone Services – 0.3%
Cambium Networks Corp. (a)	10,374	$245,242
EchoStar Corp., “A” (a)	3,386	82,415
		$327,657
Trucking – 0.3%
Landstar System, Inc.	1,927	$290,649
Utilities - Electric Power – 1.7%
Portland General Electric Co.	29,387	$1,620,693
Total Common Stocks		$95,857,164
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.21% (v)	812,969	$812,970
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29% (j)	2,350	$2,350

Other Assets, Less Liabilities – (0.0)%		(9,448)
Net Assets – 100.0%		$96,663,036
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $812,970 and $95,859,514, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$95,857,164	$—	$—	$95,857,164
Mutual Funds	815,320	—	—	815,320
Total	$96,672,484	$—	$—	$96,672,484
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,035,353	$2,726,168	$2,948,551	$—	$—	$812,970

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$144	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.